Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 193,869	$ 265,933
Deposits in banks	4,054	0
Restricted cash	92,103	35,179
Financial assets at fair value through profit or loss	33,895	39,364
Trade receivables	39,822	17,900
Other receivables	36,953	28,147
Current maturities of contract assets	7,622	16,789
Current maturities of loans to investee entities	13,893	0
Other financial assets	1,493	9,999
Total current assets	423,704	413,311
Non-current assets
Restricted cash	38,728	21,368
Other long-term receivables	6,542	6,334
Deferred costs in respect of projects	205,575	171,427
Deferred borrowing costs	6,519	21,138
Loans to investee entities	14,184	26,264
Contract assets	99,152	270,253
Fixed assets, net	2,220,734	1,488,829
Intangible assets, net	279,717	247,059
Deferred taxes	4,683	21,864
Right-of-use asset, net	96,515	105,250
Financial assets at fair value through profit or loss	42,918	28,682
Other financial assets	94,396	13,561
Total non-current assets	3,109,663	2,422,029
Total assets	3,533,367	2,835,340
Current liabilities
Credit and current maturities of loans from banks and other financial institutions	165,627	61,822
Trade payables	34,638	27,417
Other payables	77,864	46,058
Current maturities of debentures	15,832	17,914
Current maturities of lease liability	5,850	5,686
Financial liabilities through profit or loss	35,283	14,567
Other financial liabilities	50,255	27,602
Total current liabilities	385,349	201,066
Non-current liabilities
Debentures	238,520	286,656
Convertible debentures	131,385	100,995
Loans from banks and other financial institutions	1,419,057	1,168,569
Loans from non-controlling interests	90,908	78,113
Financial liabilities through profit or loss	48,068	77,952
Other financial liabilities	0	15,300
Deferred taxes	14,133	12,411
Other long-term payables	0	1,132
Employee benefits	12,238	6,911
Lease liability	93,773	99,960
Asset retirement obligation	49,902	28,894
Total non-current liabilities	2,097,984	1,876,893
Total liabilities	2,483,333	2,077,959
Equity
Ordinary share capital	2,827	2,549
Share premium	762,516	556,161
Capital reserves	30,469	(4,514)
Proceeds on account of convertible options	15,496	10,405
Accumulated loss	(7,214)	(31,963)
Equity attributable to shareholders of the Company	804,094	532,638
Non-controlling interests	245,940	224,743
Total equity	1,050,034	757,381	[1]
Total liabilities and equity	$ 3,533,367	$ 2,835,340

[1]	Total Capital reserves of 30,469 (USD in thousands)